INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES
Schedule of inventories
	At December 31, 2015	At December 31, 2016
	$	$
Raw materials	97,331	71,655
Work-in-process	18,904	22,776
Finished goods	218,254	200,940

	334,489	295,371